Stock-Based and Long-Term Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock option grants
Weighted average fair value of grants	$ 13.54	$ 10.56	$ 8.95
Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield